Leases - Schedule of Carrying Amounts And Movement in Right-of-use Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	$ 359,057	$ 323,224
Depreciation for the year	76,700	119,775
Right of use Assets, Ending balance	339,568	359,057
Gross Carrying Amount
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	541,075	361,905
Additions	22,077	560,398
Adjustments for early termination		(403,080)
Effect of movements in exchange rates	53,611	21,852
Right of use Assets, Ending balance	616,763	541,075
Accumulated Depreciation and Impairment Losses
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	(182,018)	(38,681)
Depreciation for the year	76,700	119,774
Impairment for the year		25,588
Effect of movements in exchange rates	18,477	(2,025)
Right of use Assets, Ending balance	(277,195)	(182,018)
Leasehold Property
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	271,295	302,924
Right of use Assets, Ending balance	271,646	271,295
Leasehold Property | Gross Carrying Amount
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	419,990	330,289
Additions	22,077	467,465
Adjustments for early termination		(403,080)
Effect of movements in exchange rates	41,068	25,316
Right of use Assets, Ending balance	483,135	419,990
Leasehold Property | Accumulated Depreciation and Impairment Losses
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	(148,695)	(27,365)
Depreciation for the year	49,049	97,756
Impairment for the year		25,588
Effect of movements in exchange rates	13,745	(2,014)
Right of use Assets, Ending balance	(211,489)	(148,695)
Furniture, Fixtures And Office Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	7,800	9,247
Right of use Assets, Ending balance	6,964	7,800
Furniture, Fixtures And Office Equipment | Gross Carrying Amount
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	9,682	9,511
Effect of movements in exchange rates	1,216	171
Right of use Assets, Ending balance	10,898	9,682
Furniture, Fixtures And Office Equipment | Accumulated Depreciation and Impairment Losses
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	(1,882)	(264)
Depreciation for the year	1,647	1,682
Effect of movements in exchange rates	405	(64)
Right of use Assets, Ending balance	(3,934)	(1,882)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	79,962	11,053
Right of use Assets, Ending balance	60,958	79,962
Vehicles | Gross Carrying Amount
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	111,403	22,105
Additions		92,933
Effect of movements in exchange rates	11,327	(3,635)
Right of use Assets, Ending balance	122,730	111,403
Vehicles | Accumulated Depreciation and Impairment Losses
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets, Beginning balance	(31,441)	(11,052)
Depreciation for the year	26,004	20,336
Effect of movements in exchange rates	4,327	53
Right of use Assets, Ending balance	$ (61,772)	$ (31,441)